Expense Example {- Investor Freedom® 2010 Portfolio} - 02.28 VIP Investor Freedom Funds Investor Combo PRO-11 - Investor Freedom® 2010 Portfolio - VIP Investor Freedom 2010 Portfolio-Investor VIP	Jul. 13, 2021 USD ($)
Expense Example:
1 year	$ 51
3 years	160
5 years	280
10 years	$ 628